Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The second through fourth paragraphs that appear under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, are replaced in their entirety with the following:

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $10 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $10 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $10 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $10 billion at the time of initial investment.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to initially invest in a limited number of companies (generally under 100), offering the potential to provide above-average growth over time.

Generally, the Investment Manager will determine which countries are emerging market countries by reference to the countries included in the MSCI Emerging Markets SMID Cap Index (Net). In addition, the Fund may invest in certain developing market countries that are not included in the MSCI Emerging Markets SMID Cap Index (Net), but which are included on another independent third-party listing of emerging market and/or frontier market countries. The Investment Manager will make all determinations as to whether a company is an emerging market company at the time of investment.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI Emerging Markets SMID Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Emerging Markets Between $500 Million and $5 Billion® Index (the Former Index). The MSCI Emerging Markets SMID Cap Index (Net) captures mid- and small-cap representation across 23 emerging market countries. It has 2,240 constituents (as of September 30, 2015) and covers approximately 29% of the free float adjusted market capitalization in each country. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Emerging Markets Between $500 Million and $5 Billion® Index, which is representative of the institutionally investable capital of 20 emerging market countries (as of December 31, 2014), as determined by S&P, with market caps ranging between $500 million to $5 billion. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	Life of Fund
MSCI Emerging Markets SMID Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-0.87%	-0.27%
S&P Emerging Markets Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	1.90%	3.31%

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn European FundSM

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The third paragraph that appears under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI AC Europe Small Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Europe Between $500 Million and $5 Billion® Index (the Former Index). The MSCI AC Europe Small Cap Index (Net) captures small-cap representation across 21 countries in Europe. It has 996 constituents (as of September 30, 2015) and covers approximately 14% of the free float adjusted market capitalization across each country in Europe. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Europe Between $500 Million and $5 Billion® Index, which is representative of the institutionally investable capital of 17 European countries (as of December 31, 2014), as determined by S&P, with market caps ranging between $500 million to $5 billion. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	Life of Fund
MSCI AC Europe Small Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-6.92%	11.53%
S&P Europe Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	-5.35%	13.80%

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn International®

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

2.	The second and third paragraphs that appear under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, are replaced in their entirety with the following:

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $10 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $10 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $10 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $10 billion at the time of initial investment.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

3.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with those of the MSCI ACWI Ex USA SMID Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Global Ex-U.S. Between $500 Million and $5 Billion® Index (the Former Index). The MSCI ACWI Ex USA SMID Cap Index (Net) captures mid- and small-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging market countries. It has 5,183 constituents (as of September 30, 2015) and covers approximately 28% of the free float adjusted market capitalization in each country. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, a subset of the broad market selected by S&P that represents the mid- and small-cap developed and emerging markets, excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

4.	The last three rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA SMID Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-3.05%	6.21%	6.37%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	-1.76%	7.14%	7.65%

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn International SelectSM

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The fourth paragraph that appears under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI ACWI Ex USA Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (the Former Index). The MSCI ACWI Ex USA Index (Net) captures large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. It has 1,843 constituents (as of September 30, 2015) and covers approximately 85% of the global equity opportunity set outside the United States. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, a subset of the broad market selected by S&P that represents the mid-cap developed market excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA Index (Net) (reflects no deductions for fees, expenses or taxes)	-3.87%	4.43%	5.13%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	-2.10%	7.53%	6.25%

Columbia Acorn Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The second through fourth paragraphs that appear under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, are replaced in their entirety with the following:

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $10 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $10 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $10 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $10 billion at the time of initial investment.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to initially invest in a limited number of companies (generally under 100), offering the potential to provide above-average growth over time.

Generally, the Investment Manager will determine which countries are emerging market countries by reference to the countries included in the MSCI Emerging Markets SMID Cap Index (Net). In addition, the Fund may invest in certain developing market countries that are not included in the MSCI Emerging Markets SMID Cap Index (Net), but which are included on another independent third-party listing of emerging market and/or frontier market countries. The Investment Manager will make all determinations as to whether a company is an emerging market company at the time of investment.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI Emerging Markets SMID Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Emerging Markets Between $500 Million and $5 Billion® Index (the Former Index). The MSCI Emerging Markets SMID Cap Index (Net) captures mid- and small-cap representation across 23 emerging market countries. It has 2,240 constituents (as of September 30, 2015) and covers approximately 29% of the free float adjusted market capitalization in each country. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Emerging Markets Between $500 Million and $5 Billion® Index, which is representative of the institutionally investable capital of 20 emerging market countries (as of December 31, 2014), as determined by S&P, with market caps ranging between $500 million to $5 billion. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	Life of Fund
MSCI Emerging Markets SMID Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-0.87%	-0.27%
S&P Emerging Markets Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	1.90%	3.31%

Columbia Acorn European Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn European FundSM

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The third paragraph that appears under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI AC Europe Small Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Europe Between $500 Million and $5 Billion® Index (the Former Index). The MSCI AC Europe Small Cap Index (Net) captures small-cap representation across 21 countries in Europe. It has 996 constituents (as of September 30, 2015) and covers approximately 14% of the free float adjusted market capitalization across each country in Europe. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Europe Between $500 Million and $5 Billion® Index, which is representative of the institutionally investable capital of 17 European countries (as of December 31, 2014), as determined by S&P, with market caps ranging between $500 million to $5 billion. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	Life of Fund
MSCI AC Europe Small Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-6.92%	11.53%
S&P Europe Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	-5.35%	13.80%

Columbia Acorn International
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn International®

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

2.	The second and third paragraphs that appear under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, are replaced in their entirety with the following:

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $10 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $10 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $10 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $10 billion at the time of initial investment.

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

3.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with those of the MSCI ACWI Ex USA SMID Cap Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Global Ex-U.S. Between $500 Million and $5 Billion® Index (the Former Index). The MSCI ACWI Ex USA SMID Cap Index (Net) captures mid- and small-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging market countries. It has 5,183 constituents (as of September 30, 2015) and covers approximately 28% of the free float adjusted market capitalization in each country. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, a subset of the broad market selected by S&P that represents the mid- and small-cap developed and emerging markets, excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

4.	The last three rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA SMID Cap Index (Net) (reflects no deductions for fees, expenses or taxes)	-3.05%	6.21%	6.37%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)	-1.76%	7.14%	7.65%

Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock

Supplement dated October 20, 2015

to the Prospectus and Summary Prospectus dated May 1, 2015 for the following Fund:

COLUMBIA ACORN TRUST Columbia Acorn International SelectSM

Effective immediately, the Fund's prospectus and summary prospectus are hereby supplemented to reflect that the following changes will become effective January 1, 2016:

1.	The fourth paragraph that appears under the heading Principal Investment Strategies in the Summary of the Fund and More Information About the Fund sections, as applicable, is replaced in its entirety with the following:

Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of small- and mid-sized companies, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.

2.	The first paragraph that appears under the heading Summary of the Fund – Performance Information is replaced in its entirety with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund's returns for the periods shown with the MSCI ACWI Ex USA Index (Net), the Fund's primary benchmark (the New Index), and the Standard & Poor's (S&P) Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (the Former Index). The MSCI ACWI Ex USA Index (Net) captures large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 23 emerging markets countries. It has 1,843 constituents (as of September 30, 2015) and covers approximately 85% of the global equity opportunity set outside the United States. Prior to January 1, 2016, the Fund's primary benchmark was the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, a subset of the broad market selected by S&P that represents the mid-cap developed market excluding the United States. The Fund changed its primary benchmark because the Investment Manager believes that: the New Index is well-recognized and more widely used than the Former Index, and provides greater transparency for investors measuring relative performance; and the composition of the New Index makes it a more appropriate comparison to the Fund's actual and potential investments. Information on the New Index and the Former Index will be provided for a one year transition period. Thereafter, only information on the New Index will be provided.

3.	The last two rows of the Average Annual Total Return table that appears under the heading Summary of the Fund – Performance Information are replaced in their entirety with the following:

	1 Year	5 Years	10 Years
MSCI ACWI Ex USA Index (Net) (reflects no deductions for fees, expenses or taxes)	-3.87%	4.43%	5.13%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)	-2.10%	7.53%	6.25%